Schedule of investments
Delaware Climate Solutions Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.39%♦
Consumer Discretionary — 3.00%
BorgWarner	147,031	$ 5,271,061
		5,271,061
Consumer Staples — 6.17%
Archer-Daniels-Midland	78,028	5,635,182
Darling Ingredients †	104,729	5,219,694
		10,854,876
Energy — 12.80%
Equinor	166,380	5,275,575
Occidental Petroleum	89,863	5,365,720
Schlumberger	100,731	5,242,041
Valero Energy	50,920	6,619,600
		22,502,936
Industrials — 21.48%
AP Moller - Maersk Class B	1,563	2,809,961
Cummins	25,281	6,056,569
Kingspan Group	82,283	7,121,567
Net Power †	239,670	2,420,667
NuScale Power †	271,027	891,679
Schneider Electric	36,687	7,362,202
Sunrun †	201,119	3,947,966
Waste Management	39,881	7,142,687
		37,753,298
Materials — 12.44%
Alcoa	176,600	6,004,400
Anglo American	230,481	5,789,280
Holcim †	54,285	4,261,216
Nutrien	103,039	5,804,187
		21,859,083
Real Estate — 3.94%
Weyerhaeuser	199,103	6,922,811
		6,922,811
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Utilities — 39.56%
AES	278,238	$ 5,356,082
Ameren	71,009	5,136,791
American Electric Power	64,029	5,200,435
CMS Energy	96,803	5,621,350
Iberdrola	493,725	6,469,716
NextEra Energy	93,519	5,680,344
Northland Power	246,327	4,474,617
Orsted 144A #	66,930	3,709,908
ReNew Energy Global Class A †	466,422	3,572,793
RWE	140,897	6,405,271
SSE	272,934	6,456,937
Terna - Rete Elettrica Nazionale	734,662	6,126,522
Xcel Energy	85,831	5,313,797
		69,524,563
Total Common Stocks (cost $179,146,590)		174,688,628

Total Value of Securities—99.39% (cost $179,146,590)		174,688,628
Receivables and Other Assets Net of Liabilities—0.61%		1,063,534
Net Assets Applicable to 18,634,025 Shares Outstanding—100.00%		$175,752,162
♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2023, the aggregate value of Rule 144A securities was $3,709,908, which represents 2.11% of the Fund's net assets.
NQ- IV061 [1223] 0224 (3377201)    1